Significant acquisition and equity transactions (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Feb. 14, 2014 USD ($)	Feb. 14, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Acquisition
Payments to acquire businesses, net of cash acquired			$ 6,051	¥ 39,198	¥ 687,233
Goodwill			16,793		60,000		¥ 108,781
Revenue			6,206,307	40,203,212	23,129,313	¥ 10,420,794
Net losses			$ (232,906)	¥ (1,508,712)	(752,593)	¥ (321,220)
Lefeng.com
Business Acquisition
Equity interest acquired (as a percent)		75.00%
Payments to acquire businesses, net of cash acquired	$ 112,500	¥ 687,233
Acquisition cost amounted in general and administrative expenses		3,100
Working capital, net		(14,501)
Liabilities assumed		(122,000)
Net tangible assets acquired		40,296
Intangible assets		1,248,024
Goodwill		60,000
Deferred tax liabilities		(295,634)
Noncontrolling interest		(228,952)
Total consideration		687,233
Revenue					732,950
Net losses					¥ 200,759
Customer Relationship | Lefeng.com
Business Acquisition
Intangible assets		¥ 295,610
Weighted average amortization period at the acquisition date	5 years	5 years
Trademarks | Lefeng.com
Business Acquisition
Intangible assets		¥ 882,287
Weighted average amortization period at the acquisition date	5 years	5 years
Non-compete agreement | Lefeng.com
Business Acquisition
Intangible assets		¥ 70,127
Weighted average amortization period at the acquisition date	3 years	3 years